Note 12. Fair Value Measurements (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Face Amount	$ 6,992.3	$ 3,565.8
Estimate of Fair Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Instrument, Fair Value Disclosure	6,800.6	2,671.4
Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(1.9)
Liabilities, Fair Value Disclosure		7.7
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(90.7)	(307.5)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(1.9)	(7.7)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(46.1)	(264.6)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(42.7)	(35.2)
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	21.1	(2.4)
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		(2.4)
Derivative Asset, Fair Value, Gross Asset	21.1	0.0
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	(506.5)
Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		(506.5)
Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	(270.5)
Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		(270.5)
Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Recurring	(69.0)	(2.6)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Recurring	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Recurring	(69.0)	(2.6)
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities, Fair Value Disclosure, Recurring	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(3.6)	(8.4)
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		(8.4)
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(42.7)	(35.2)
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Contingent Consideration Related to Acquisitions [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	(42.7)	(35.2)
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	514.8
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		514.8
Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	1.7	0.7
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		0.7
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	1.8	2.6
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure		2.6
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Not Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	506.5
Not Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	270.5
Not Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	3.6	8.4
Not Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	514.8
Not Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.7	0.7
Prepaid and Other Current Assets [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset		1.6
Prepaid and Other Current Assets [Member] | Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.8
Prepaid and Other Current Assets [Member] | Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 0.0	$ 1.0